Fair Value Level 3 (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value, Measurement Inputs, Disclosure [Table Text Block]
Following is a summary of assets and liabilities measured at fair value on a recurring basis as of December 31, 2013 and 2012:

	Fair Value Measurements Using			Total
	Level 1	Level 2	Level 3
December 31, 2013
Derivative liabilities	$—	$—	$—	$—
December 31, 2012
Derivative liabilities	—	(1)	—	(1)

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Table Text Block]
Following is a summary of losses as a result of the Company measuring long-lived assets at fair value on a non-recurring basis during the years ended December 31, 2013, 2012 and 2011, all of which were valued using Level 3 inputs.

	Year Ended December 31,
	2013	2012	2011
Long-lived assets held and used	$111	$23	$31
Long-lived assets held for disposal/abandonment	13	—	1
Total	$124	$23	$32

Fair Value, by Balance Sheet Grouping [Table Text Block]
The following table summarizes the carrying amount and fair value of the Company’s non-derivative financial instruments:

	Carrying Amount	Fair Value
		Level 1	Level 2	Level 3	Total
December 31, 2013
Debt	$3,774	$—	$3,820	$10	$3,830
December 31, 2012
Debt	$3,495	$—	$3,410	$11	$3,421